Operations - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
ALAB
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance 2 LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Services LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)		100.00%
Blue Sabia LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
ATS Viagens e Turismo Ltda.
Equity interest in subsidiaries
Equity interest owned (as a percentage)	99.90%	99.90%
Azul SOL LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Investment LLP
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%
Fundo Garoupa
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Azul's investment held directly	1.00%
Azul's investment held indirectly through ALAB	99.00%
Fundo Safira
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Fundo Azzurra
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Canela
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Canela 336 LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Canela 407 LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Canela 429 LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Turbo One LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)		100.00%
Canela Turbo Two LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)		100.00%
Canela Turbo Three LLC
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%
Daraland S.A.
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%
Azul Uruguai
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%
TudoAzul S.A.
Equity interest in subsidiaries
Equity interest owned (as a percentage)	100.00%	100.00%